Loss on impairment of assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Loss on impairment of assets held for sale
Summary of loss on impairment of assets held for sale

	December 31,2020		December 31,2019	December 31,2018
	RMB	US$	RMB	RMB
Loss on impairment of assets held for sale	37,951	5,816	—	—
	37,951	5,816	—	—